UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2019

Date of reporting period: July 31, 2019

Item 1. Reports to Stockholders.

ANNUAL REPORT
July 31, 2019

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I Shares – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Summary	3
Expense Example	6
Sector Allocation of Portfolio Assets	8
Schedule of Investments	11
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	33
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	45
Notice to Shareholders	46
Householding	46
Information about Trustees and Officers	47
Privacy Notice	50

O’Shaughnessy Mutual Funds

Market Leaders Value Fund

For the fiscal year ended July 31, 2019, the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) underperformed, with Class I shares returning -0.90%, while the Fund’s benchmark, the Russell 1000® Value Index returned 5.20% for the same period.

The Market Leaders Value Fund benefitted from holdings in Yum! Brands, Inc., Ally Financial, Inc., MetLife, Inc., and Starbucks Corp. Holdings in Marathon Petroleum Corp., Conagra Brands, Inc., Kroger Co., and Citrix Systems, Inc. detracted from performance.

An underweight exposure to mega cap stocks hurt performance. An overweight exposure to stocks with strong financial strength and discounted valuations hurt performance. Allocations within Information Technology, Consumer Staples, and Industrials were positive for performance, while allocations within Utilities, Health Care, and Communication Services detracted from performance. Selection within Consumer Discretionary and Financials were the largest contributors to performance. Selection within Consumer Staples and Information Technology were the largest detractors from returns.

Based on our key themes, we attempt to position the strategy with strong and consistent characteristic advantages versus its benchmark and relative to the overall market. Portfolio positions generally have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across a number of valuation factors.

Small Cap Value Fund

For the fiscal year ended July 31, 2019, the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) underperformed, with Class I shares returning -15.23%, while the Fund’s benchmark, the Russell 2000® Value Index returned -7.71% for the same period.

The Small Cap Value Fund benefitted from holdings in Gannett Co., Inc., Sinclair Broadcast Group, Inc., Cirrus Logic, Inc., Hilltop Holdings, Inc., and Sanderson Farms, Inc. Holdings in Keane Group, Inc., Mammoth Energy Services, Inc., Renewable Energy Group, Inc., and Mallinkrodt hurt performance.

An overweight exposure to smaller capitalization stocks than the benchmark hurt performance. An overweight to stocks with discounted valuations hurt performance while exposure to stocks with strong momentum aided returns. An overweight allocation to Information Technology aided performance. Overweight allocations to Energy, Materials, and Consumer Staples hurt performance. An underweight to Real Estate also held back performance. Selection effects within Communications Services and Consumer Staples were contributors to returns. Selection within Information Technology, Real Estate, and Industrials were detractors from performance.

Based on our key themes, we attempt to position the strategy with strong and consistent characteristic advantages versus its benchmark and relative to the overall market. Portfolio positions generally have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across several valuation factors.

Small/Mid Cap Growth Fund

For the fiscal year ended July 31, 2019, the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) underperformed, with Class I shares returning -4.44%, while the Fund’s benchmark, the Russell 2500™ Growth Index returned 5.81% for the same period.

An overweight to smaller capitalization stocks than the benchmark was a detractor from performance. An overweight to stocks with discounted valuations hurt performance while an overweight to stocks exhibiting strong momentum aided returns. An underweight to Communications Services and an underweight to Health Care were contributors to returns. An overweight to Energy and an underweight Information Technology were detractors from performance. Selection within Energy was a positive contributor to performance. Selection within Information Technology, Health Care, and Communication Services hurt performance.

Several positions including Crocs, Inc., AppFolio, Inc., and Keysight Technologies, Inc. contributed to returns. The main detractors from performance were Ligand Pharmaceuticals, Inc., BJ’s Restaurant, Inc., and TechTarget, Inc.

Above all else, we believe long-term success comes from building a fund around proven stock selection factors —measured using key selection criteria like quality, valuation, and momentum. Based on our key themes, we believe the Small/Mid Cap Growth Fund is well positioned versus its benchmark and relative to the overall market.

O’Shaughnessy Mutual Funds

The Fund invests in companies that have higher momentum, lower debt ratios, and trade at deep discounts across a number of valuation factors.

Outlook

Because we build portfolios from the bottom up using time-tested screening “factors,” we think about performance through the lens of factors first, and through the lens of individual stocks and industries second. The stocks and industries where we have active exposures are a result of the factors themselves, so in some sense they measure the convergence of factor interaction effects that we believe to be beneficial over the long term.

Our research leads us to believe that market leadership is cyclical, but that valuation, momentum, and yield are incredibly effective individual stock selection factors given a three- to five-year time horizon.

We believe that maintaining a portfolio of stocks, as we do in our strategies, that trade at valuation discounts, possess reasonable quality, strong momentum, and high yields are a better defense against the herculean task of market timing.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund and Small Cap Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including exchange-traded funds).

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of Fund holdings.

The Russell 1000® Value Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500™ Growth Index (“Russell 2500”) measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

“Return on capital” (ROC) is a ratio used as a measure of the profitability and value-creating potential of companies after taking into account the amount of initial capital invested. The ratio is calculated by dividing the after-tax operating income by the book value of both debt and equity capital less cash/equivalents.

“Price-to-Book” (P/B) is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

Earnings growth is not representative of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value, and O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
Comparison of the change in value of a $10,000 investment in the
O’Shaughnessy Market Leaders Value Fund – Class I Shares vs the Russell 1000® Value Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Market Leaders Value Fund – Class I	-0.90%	13.31%
Russell 1000® Value Index	5.20%	12.57%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)	The Fund commenced operations on February 26, 2016.

O’SHAUGHNESSY SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the
O’Shaughnessy Small Cap Value Fund – Class I Shares vs the Russell 2000® Value Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Small Cap Value Fund – Class I	-15.23%	8.05%
Russell 2000® Value Index	-7.71%	12.48%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe.  It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(1)	The Fund commenced operations on February 26, 2016.

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Comparison of the change in value of a $10,000 investment in the
O’Shaughnessy Small/Mid Cap Growth Fund – Class I Shares vs the Russell 2500TM Growth Index

			Since
Average Annual Total Return:	1 Year	5 Year	Inception(1)
O’Shaughnessy Small/Mid Cap Growth Fund – Class I	-4.44%	7.57%	11.35%
Russell 2500™ Growth Index	5.81%	11.47%	15.08%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(1)	The Fund commenced operations on August 16, 2010.

O’Shaughnessy Mutual Funds

Expense Example
at July 31, 2019 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/19 – 7/31/19).

Actual Expenses
For each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses. Actual net expenses are limited to 0.65% for Class I shares of the Market Leaders Value Fund, 0.99% for Class I shares of the Small Cap Value Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Market Leaders Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/19	7/31/19	2/1/19 – 7/31/19
Class I Actual	$1,000.00	$1,085.10	$3.00
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.92	$2.91

*
Expenses are equal to the Fund’s annualized expense ratio of 0.58% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/19	7/31/19	2/1/19 – 7/31/19
Class I Actual	$1,000.00	$ 956.90	$4.80
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at July 31, 2019 (Unaudited)

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/19	7/31/19	2/1/19 – 7/31/19
Class I Actual	$1,000.00	$1,085.00	$6.15
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.89	$5.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at July 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund

Sector Allocation of Portfolio Assets
at July 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at July 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at July 31, 2019

Shares		Value
	COMMON STOCKS – 98.20%
	Aerospace & Defense – 4.46%
6,708	Huntington Ingalls Industries, Inc.	$1,531,436
56,610	Spirit AeroSystems Holdings, Inc. – Class A	4,349,912
68,420	Textron, Inc.	3,373,106
		9,254,454
	Airlines – 2.26%
35,588	Delta Air Lines, Inc.	2,172,292
27,472	United Airlines Holdings, Inc.*	2,524,951
		4,697,243
	Biotechnology – 3.49%
14,425	AbbVie, Inc.	960,994
33,743	Amgen, Inc.	6,295,769
		7,256,763
	Capital Markets – 6.74%
63,352	Ameriprise Financial, Inc.	9,218,350
146,364	Franklin Resources, Inc.	4,775,857
		13,994,207
	Chemicals – 1.39%
24,623	Celanese Corp.	2,761,962
1,457	LyondellBasell Industries NV – Class A#	121,936
		2,883,898
	Commercial Banks – 13.57%
102,276	Bank of America Corp.	3,137,828
100,340	Citigroup, Inc.	7,140,195
18,355	Citizens Financial Group, Inc.	683,907
58,022	Comerica, Inc.	4,247,211
123,648	Fifth Third Bancorp	3,671,109
43,115	KeyCorp	792,023
213,611	Regions Financial Corp.	3,402,823
105,620	Wells Fargo & Co.	5,113,064
		28,188,160
	Communications Equipment – 5.02%
126,803	Cisco Systems, Inc.	7,024,886
125,963	Juniper Networks, Inc.	3,403,520
		10,428,406
	Consumer Finance – 4.18%
141,822	Ally Financial, Inc.	4,667,362
25,104	Discover Financial Services	2,252,833
48,942	Synchrony Financial	1,756,039
		8,676,234
	Diversified Financial Services – 2.19%
80,982	Voya Financial, Inc.	4,548,759

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components – 2.82%
83,890	Corning, Inc.	$2,579,618
20,439	Rockwell Automation, Inc.	3,286,182
		5,865,800
	Food & Staples Retailing – 2.82%
169,895	Kroger Co.	3,594,978
41,535	Walgreens Boots Alliance, Inc.	2,263,242
		5,858,220
	Food Products – 0.93%
66,611	Conagra Brands, Inc.	1,923,060

	Health Care Providers & Services – 3.10%
121,431	Cardinal Health, Inc.	5,553,040
14,825	DaVita, Inc.*	887,276
		6,440,316
	Hotels, Restaurants & Leisure – 6.31%
17,765	Marriott International, Inc. – Class A	2,470,401
32,185	Starbucks Corp.	3,047,598
67,483	Yum! Brands, Inc.	7,593,187
		13,111,186
	Household Durables – 1.22%
41,147	PulteGroup, Inc.	1,296,542
8,454	Whirlpool Corp.	1,229,888
		2,526,430
	Insurance – 5.55%
2,090	Allstate Corp.	224,466
24,906	Lincoln National Corp.	1,627,358
195,841	MetLife, Inc.	9,678,462
		11,530,286
	Internet & Direct Marketing Retail – 3.03%
152,736	eBay, Inc.	6,291,196

	IT Services – 1.16%
114,893	Western Union Co.	2,412,753

	Life Sciences Tools & Services – 0.76%
7,470	Waters Corp.*	1,572,883

	Machinery – 1.10%
23,540	Dover Corp.	2,279,849

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Media – 2.17%
2,892	Charter Communications, Inc. – Class A*	$1,114,519
23,644	Walt Disney Co.	3,381,328
		4,495,847
	Oil, Gas & Consumable Fuels – 5.80%
21,078	Cabot Oil & Gas Corp.	403,854
78,144	Devon Energy Corp.	2,109,888
25,965	Hess Corp.	1,683,571
40,695	Marathon Petroleum Corp.	2,294,791
54,181	Phillips 66	5,556,803
		12,048,907
	Pharmaceuticals – 1.01%
19,342	Eli Lilly & Co.	2,107,311

	Road & Rail – 3.87%
46,793	CSX Corp.	3,294,227
26,375	Union Pacific Corp.	4,746,182
		8,040,409
	Semiconductors & Semiconductor Equipment – 4.41%
5,049	Lam Research Corp.	1,053,272
44,683	NXP Semiconductors NV#	4,619,776
47,515	QUALCOMM, Inc.	3,476,197
		9,149,245
	Software – 3.60%
18,523	CDK Global, Inc.	960,788
51,657	Citrix Systems, Inc.	4,868,156
29,171	Oracle Corp.	1,642,327
		7,471,271
	Specialty Retail – 3.12%
1,712	AutoZone, Inc.*	1,922,644
59,569	Best Buy Co., Inc.	4,558,816
		6,481,460
	Technology Hardware, Storage & Peripherals – 0.60%
26,724	Seagate Technology PLC#	1,237,588

	Tobacco – 0.71%
31,149	Altria Group, Inc.	1,466,183

	Trading Companies & Distributors – 0.81%
41,610	HD Supply Holdings, Inc.*	1,685,621
	Total Common Stocks (Cost $195,728,512)	203,923,945

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	REITs – 1.22%
	Equity Real Estate Investment Trusts – 1.22%
5,256	Boston Properties, Inc.	$698,785
22,957	Regency Centers Corp.	1,531,233
13,972	VICI Properties, Inc.	298,162
	Total REITs (Cost $2,529,590)	2,528,180
	Total Investments in Securities (Cost $198,258,102) – 99.42%	206,452,125
	Other Assets in Excess of Liabilities – 0.58%	1,203,169
	Net Assets – 100.00%	$207,655,294

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments
at July 31, 2019

Shares		Value
	COMMON STOCKS – 94.77%
	Airlines – 0.33%
2,404	Hawaiian Holdings, Inc.	$62,480

	Auto Components – 0.13%
1,965	American Axle & Manufacturing Holdings, Inc.	23,718

	Biotechnology – 0.57%
1,154	Ligand Pharmaceuticals, Inc.*	105,603

	Building Products – 1.88%
365	American Woodmark Corp.	30,970
6,161	Armstrong Flooring, Inc.*	51,506
6,149	Continental Building Products, Inc.*	151,143
6,289	Quanex Building Products Corp.	117,101
		350,720
	Capital Markets – 2.70%
3,193	Artisan Partners Asset Management, Inc. – Class A	94,481
8,360	Brightsphere Investment Group, Inc.	89,452
2,131	Oppenheimer Holdings, Inc. – Class A	62,097
14,752	Waddell & Reed Financial, Inc. – Class A	258,160
		504,190
	Chemicals – 2.09%
3,132	Advansix, Inc.*	80,304
6,904	FutureFuel Corp.	80,432
1,546	Stepan Co.	153,286
4,585	Tredegar Corp.	76,432
		390,454
	Commercial Banks – 13.41%
2,291	Berkshire Hills Bancorp, Inc.	75,145
7,989	Boston Private Financial Holdings, Inc.	92,193
2,985	Chemical Financial Corp.	125,489
1,195	Financial Institutions, Inc.	36,794
3,264	Flushing Financial Corp.	66,455
6,524	Great Western Bancorp, Inc.	220,642
3,518	Hancock Whitney Corp.	146,067
10,216	Hanmi Financial Corp.	219,542
25,193	Hilltop Holdings, Inc.	571,376
35,362	Hope Bancorp, Inc.	521,589
1,887	IBERIABANK Corp.	148,262
547	Northrim BanCorp, Inc.	21,317
4,000	Opus Bank	89,640
6,398	Simmons First National Corp.	164,749
		2,499,260

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 2.88%
1,756	Deluxe Corp.	$78,353
3,135	Ennis, Inc.	63,735
5,475	Herman Miller, Inc.	248,236
1,122	HNI Corp.	38,417
4,802	Kimball International, Inc. – Class B	83,267
6,076	Pitney Bowes, Inc.	24,608
		536,616
	Communications Equipment – 0.20%
3,415	CalAmp Corp.*	38,111

	Construction & Engineering – 2.55%
3,300	EMCOR Group, Inc.	278,486
2,104	KBR, Inc.	55,504
11,342	Sterling Construction Co., Inc.*	142,002
		475,992
	Consumer Finance – 1.94%
8,915	Enova International, Inc.*	240,259
1,926	Nelnet, Inc. – Class A	120,491
		360,750
	Diversified Consumer Services – 0.77%
4,790	K12, Inc.*	142,982

	Electrical Equipment – 1.21%
4,242	Atkore International Group, Inc. – Class I*	115,765
931	EnerSys, Inc.	63,410
804	Preformed Line Products Co.	46,447
		225,622
	Electronic Equipment, Instruments & Components – 5.01%
1,964	Belden, Inc.	89,284
827	Fabrinet*#	44,393
1,108	Insight Enterprises, Inc.*	60,962
3,171	Kimball Electronics, Inc.*	50,419
1,758	PC Connection, Inc.	57,504
2,445	Sanmina Corp.*	77,629
638	SYNNEX Corp.*	62,869
3,836	Tech Data Corp.*	388,740
5,990	Vishay Intertechnology, Inc.	101,830
		933,630
	Energy Equipment & Services – 2.72%
30,557	Keane Group, Inc.*	192,204
22,195	Liberty Oilfield Services, Inc. – Class A	314,059
		506,263
	Entertainment – 0.62%
9,697	AMC Entertainment Holdings, Inc.	114,716

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing – 1.87%
3,397	Ingles Markets, Inc. – Class A	$106,938
6,625	Weis Markets, Inc.	241,481
		348,419
	Food Products – 2.61%
4,061	Cal-Maine Foods, Inc.	161,506
7,439	Pilgrim’s Pride Corp.*	201,300
944	Sanderson Farms, Inc.	123,683
		486,489
	Health Care Providers & Services – 0.94%
8,831	Patterson Companies, Inc.	174,853

	Hotels, Restaurants & Leisure – 3.03%
14,180	Brinker International, Inc.	565,073

	Household Durables – 1.61%
2,178	Hooker Furniture Corp.	45,411
2,911	La-Z-Boy, Inc.	96,034
1,772	Meritage Homes Corp.*	111,299
7,225	ZAGG, Inc.*	47,902
		300,646
	Insurance – 5.74%
1,102	American National Insurance Co.	133,364
10,501	CNA Financial Corp.	502,893
3,244	Fednat Holding Co.	40,518
4,089	HCI Group, Inc.	163,928
1,262	Mercury General Corp.	71,568
6,363	Universal Insurance Holdings, Inc.	157,866
		1,070,137
	IT Services – 1.77%
3,795	Sykes Enterprises, Inc.*	107,361
17,923	Unisys Corp.*	222,065
		329,426
	Leisure Products – 0.24%
788	Sturm Ruger & Co., Inc.	44,522

	Machinery – 1.89%
1,271	Hurco Companies, Inc.	43,455
705	Hyster-Yale Materials Handling, Inc.	43,598
7,207	Meritor, Inc.*	178,229
5,442	Wabash National Corp.	86,147
		351,429

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Media – 5.10%
16,809	National CineMedia, Inc.	$119,680
1,091	Nexstar Media Group, Inc. – Class A	111,031
10,861	Sinclair Broadcast Group, Inc. – Class A	545,765
11,437	TEGNA, Inc.	173,728
		950,204
	Metals & Mining – 3.46%
7,572	Schnitzer Steel Industries, Inc. – Class A	201,642
4,485	Warrior Met Coal, Inc.	110,959
8,240	Worthington Industries, Inc.	331,413
		644,014
	Multi-line Retail – 1.58%
4,054	Dillard’s, Inc. – Class A	295,050

	Oil, Gas & Consumable Fuels – 4.74%
4,653	CONSOL Energy, Inc.*	99,993
1,762	Delek U.S. Holdings, Inc.	75,907
15,646	Peabody Energy Corp.	329,504
9,388	Renewable Energy Group, Inc.*	127,583
1,681	REX American Resources Corp.*	125,403
8,887	Southwestern Energy Co.*	19,551
23,326	W&T Offshore, Inc.	104,734
		882,675
	Paper & Forest Products – 1.98%
1,166	Boise Cascade Co.	31,482
4,842	Schweitzer-Mauduit International, Inc.	166,710
10,534	Verso Corp. – Class A*	170,440
		368,632
	Personal Products – 0.44%
2,726	Edgewell Personal Care Co.*	82,952

	Pharmaceuticals – 0.77%
5,271	Innoviva, Inc.*	62,619
14,562	SIGA Technologies, Inc.*	81,548
		144,167
	Professional Services – 1.98%
9,130	Kforce, Inc.	311,241
1,362	TrueBlue, Inc.*	26,927
1,061	VSE Corp.	31,788
		369,956
	Real Estate Management & Development – 1.92%
5,547	Altisource Portfolio Solutions SA*#	116,487
3,168	RE/MAX Holdings, Inc. – Class A	92,125
3,015	RMR Group, Inc. – Class A	148,459
		357,071

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail – 0.76%
4,751	ArcBest Corp.	$142,197

	Semiconductors & Semiconductor Equipment – 4.19%
11,744	Amkor Technology, Inc.*	108,397
8,176	Cirrus Logic, Inc.*	401,032
2,175	Ichor Holdings Ltd.*#	54,832
4,866	Nanometrics, Inc.*	152,695
6,690	Photronics, Inc.*	64,425
		781,381
	Specialty Retail – 3.34%
2,647	Aaron’s, Inc.	166,894
4,395	Abercrombie & Fitch Co. – Class A	83,197
1,803	Genesco, Inc.*	71,002
8,060	Haverty Furniture Companies, Inc.	145,967
4,217	Shoe Carnival, Inc.	107,027
983	Sleep Number Corp.*	48,334
		622,421
	Textiles, Apparel & Luxury Goods – 1.11%
17,563	Vera Bradley, Inc.*	206,365

	Thrifts & Mortgage Finance – 2.55%
3,545	Federal Agricultural Mortgage Corp. – Class C	273,922
4,655	Flagstar Bancorp, Inc.	160,504
687	Walker & Dunlop, Inc.	40,080
		474,506
	Tobacco – 0.28%
890	Universal Corp.	52,955

	Trading Companies & Distributors – 1.86%
16,401	BMC Stock Holdings, Inc.*	346,881
	Total Common Stocks (Cost $18,046,004)	17,663,528

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	REITs – 4.75%
	Equity Real Estate Investment Trusts – 4.75%
8,693	Alexander & Baldwin, Inc.	$204,372
17,146	Franklin Street Properties Corp.	138,197
1,761	Mack-Cali Realty Corp.	41,877
942	Piedmont Office Realty Trust, Inc.	19,603
8,766	RLJ Lodging Trust	151,476
16,151	Summit Hotel Properties, Inc.	179,438
11,345	Sunstone Hotel Investors, Inc.	149,867
	Total REITs (Cost $899,191)	884,830
	Total Investments in Securities (Cost $18,945,195) – 99.52%	18,548,358
	Other Assets in Excess of Liabilities – 0.48%	89,439
	Net Assets – 100.00%	$18,637,797

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at July 31, 2019

Shares		Value
	COMMON STOCKS – 97.55%
	Aerospace & Defense – 2.44%
846	Astronics Corp.*	$31,167
1,103	National Presto Industries, Inc.	101,443
920	Teledyne Technologies, Inc.*	267,977
		400,587
	Air Freight & Logistics – 0.14%
4,332	Radiant Logistics, Inc.*	23,783

	Auto Components – 0.43%
723	Gentex Corp.	19,825
1,114	Standard Motor Products, Inc.	51,255
		71,080
	Beverages – 0.72%
302	Boston Beer Co., Inc. – Class A*	118,481

	Biotechnology – 1.25%
29,931	PDL BioPharma, Inc.	86,201
1,264	Repligen Corp.*	119,309
		205,510
	Building Products – 2.91%
1,351	Advanced Drainage Systems, Inc.	44,488
1,722	Armstrong World Industries, Inc.	168,257
1,077	Continental Building Products, Inc.*	26,473
1,458	CSW Industrials, Inc.	102,949
359	Lennox International, Inc.	92,076
2,776	PGT Innovations, Inc.*	44,749
		478,992
	Capital Markets – 2.78%
6,094	Federated Investors, Inc. – Class B	211,767
2,127	LPL Financial Holdings, Inc.	178,391
3,741	Victory Capital Holdings, Inc.*	66,852
		457,010
	Chemicals – 1.67%
1,285	Advanced Emissions Solutions, Inc.	16,358
625	Balchem Corp.	64,150
6,943	FutureFuel Corp.	80,886
702	Hawkins, Inc.	30,656
441	Quaker Chemical Corp.	82,639
		274,689
	Commercial Banks – 1.61%
1,403	Bank of Marin Bancorp	61,339
376	Commerce Bancshares, Inc.	22,872
3,106	First Financial Bankshares, Inc.	101,722
1,239	Westamerica Bancorporation	79,420
		265,353

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 3.37%
852	ABM Industries, Inc.	$35,861
2,498	Brady Corp. – Class A	129,222
751	Clean Harbors, Inc.*	58,435
621	Herman Miller, Inc.	28,156
4,170	Rollins, Inc.	139,820
2,056	Tetra Tech, Inc.	162,835
		554,329
	Communications Equipment – 1.67%
4,365	Ciena Corp.*	197,385
2,890	Juniper Networks, Inc.	78,088
		275,473
	Construction & Engineering – 1.69%
2,493	Comfort Systems USA, Inc.	104,706
16,150	Great Lakes Dredge & Dock Corp.*	173,289
		277,995
	Containers & Packaging – 2.11%
3,392	Silgan Holdings, Inc.	101,964
4,070	Sonoco Products Co.	244,322
		346,286
	Diversified Consumer Services – 1.46%
7,303	K12, Inc.*	217,995
431	ServiceMaster Global Holdings, Inc.*	22,942
		240,937
	Diversified Financial Services – 0.59%
1,728	Voya Financial, Inc.	97,062

	Diversified Telecommunication Services – 1.12%
1,746	Cogent Communications Holdings, Inc.	110,016
5,926	Vonage Holdings Corp.*	73,482
		183,498
	Electronic Equipment, Instruments & Components – 3.25%
1,009	CDW Corp.	119,224
762	Fabrinet*#	40,904
1,596	FLIR Systems, Inc.	79,257
326	Insight Enterprises, Inc.*	17,937
1,304	Keysight Technologies, Inc.*	116,734
1,420	OSI Systems, Inc.*	159,835
		533,891
	Energy Equipment & Services – 0.64%
5,765	ProPetro Holding Corp.*	104,519

	Food Products – 1.61%
2,315	Darling Ingredients, Inc.*	47,064
1,014	John B. Sanfilippo & Son, Inc.	88,127
406	Lancaster Colony Corp.	63,263

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Food Products (Continued)
759	Pilgrim’s Pride Corp.*	$20,539
772	TreeHouse Foods, Inc.*	45,810
		264,803
	Health Care Equipment & Supplies – 5.76%
47	Atrion Corp.	36,166
1,898	CONMED Corp.	165,790
96	Cooper Companies, Inc.	32,390
1,197	Haemonetics Corp.*	146,130
1,753	Hill-Rom Holdings, Inc.	186,940
2,413	Lantheus Holdings, Inc.*	54,582
196	Masimo Corp.*	30,939
9,769	Meridian Bioscience, Inc.	116,740
1,193	STERIS PLC#	177,590
		947,267
	Health Care Providers & Services – 3.26%
1,449	Amedisys, Inc.*	199,803
2,196	CorVel Corp.*	187,099
397	Ensign Group, Inc.	23,923
874	National Research Corp.	58,925
1,717	Premier, Inc. – Class A*	66,534
		536,284
	Health Care Technology – 3.20%
5,662	HMS Holdings Corp.*	197,604
1,974	NextGen Healthcare, Inc.*	32,294
1,789	Veeva Systems, Inc. – Class A*	296,795
		526,693
	Hotels, Restaurants & Leisure – 3.02%
1,774	BJ’s Restaurants, Inc.	70,428
1,311	Brinker International, Inc.	52,243
359	Choice Hotels International, Inc.	30,806
412	Cracker Barrel Old Country Store, Inc.	71,568
2,539	Denny’s Corp.*	57,356
4,771	Everi Holdings, Inc.*	57,300
1,626	Marcus Corp.	56,894
128	Nathan’s Famous, Inc.	9,038
214	Vail Resorts, Inc.	52,755
1,161	Wendy’s Co.	21,118
174	Wingstop, Inc.	16,633
		496,139
	Household Durables – 2.83%
1,712	Ethan Allen Interiors, Inc.	35,233
573	Garmin Ltd.#	45,032
1,601	Helen of Troy Ltd.*#	237,396
8	NVR, Inc.*	26,753
3,835	PulteGroup, Inc.	120,841
		465,255

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Industrial Conglomerates – 0.77%
874	Carlisle Companies, Inc.	$126,039

	Insurance – 1.57%
128	Hanover Insurance Group, Inc.	16,603
6,423	Old Republic International Corp.	146,509
2,759	Universal Insurance Holdings, Inc.	68,451
396	W.R. Berkley Corp.	27,478
		259,041
	Internet & Direct Marketing Retail – 0.66%
5,572	1-800-Flowers.com, Inc. – Class A*	109,100

	Internet Software & Services – 0.46%
226	j2 Global, Inc.	20,134
1,671	TechTarget, Inc.*	38,467
344	Tucows, Inc. – Class A*	16,832
		75,433
	IT Services – 6.94%
330	CACI International, Inc. – Class A*	70,999
1,023	CSG Systems International, Inc.	52,419
593	Euronet Worldwide, Inc.*	92,455
7,217	EVERTEC, Inc.#	231,088
794	Jack Henry & Associates, Inc.	110,922
2,145	Leidos Holdings, Inc.	176,105
2,469	LiveRamp Holdings, Inc.*	130,092
1,832	MAXIMUS, Inc.	134,670
3,379	Perficient, Inc.*	115,460
2,260	Unisys Corp.*	28,001
		1,142,211
	Leisure Products – 0.49%
5,664	Clarus Corp.	81,392

	Life Sciences Tools & Services – 2.86%
901	Bio-Techne Corp.	189,345
3,693	Bruker Corp.	176,710
430	Medpace Holdings, Inc.*	33,867
1,788	NeoGenomics, Inc.*	43,574
721	QIAGEN N.V.*#	27,196
		470,692
	Machinery – 5.52%
2,065	AGCO Corp.	159,005
3,856	Allison Transmission Holdings, Inc.	177,183
2,344	Donaldson Co., Inc.	117,083
2,101	ESCO Technologies, Inc.	175,560
1,351	Franklin Electric Co., Inc.	63,308
3,203	Gardner Denver Holdings, Inc.*	105,603

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
2,119	Gorman-Rupp Co.	$70,393
1,203	Hillenbrand, Inc.	40,529
		908,664
	Media – 1.70%
3,897	Central European Media Enterprises Ltd. – Class A*#	18,316
2,024	Nexstar Media Group, Inc. – Class A	205,982
588	Sinclair Broadcast Group, Inc. – Class A	29,547
345	World Wrestling Entertainment, Inc. – Class A	25,109
		278,954
	Metals & Mining – 0.66%
952	Royal Gold, Inc.	108,956

	Multi-line Retail – 0.15%
444	Kohl’s Corp.	23,914

	Oil, Gas & Consumable Fuels – 0.49%
850	CVR Energy, Inc.	45,109
2,591	Renewable Energy Group, Inc.*	35,212
		80,321
	Paper & Forest Products – 0.18%
1,811	Verso Corp. – Class A*	29,302

	Personal Products – 0.82%
1,628	Herbalife Ltd.#	66,781
993	Inter Parfums, Inc.	68,795
		135,576
	Pharmaceuticals – 2.67%
1,370	ANI Pharmaceuticals, Inc.*	115,888
992	Catalent, Inc.*	56,038
7,982	Horizon Therapeutics PLC*#	198,672
5,762	Innoviva, Inc.*	68,453
		439,051
	Professional Services – 1.97%
3,079	CBIZ, Inc.*	71,956
1,880	Franklin Covey Co.*	68,620
581	FTI Consulting, Inc.*	60,685
996	Kforce, Inc.	33,954
1,982	Navigant Consulting, Inc.	48,282
684	Robert Half International, Inc.	41,320
		324,817
	Real Estate Management & Development – 0.51%
2,515	Marcus & Millichap, Inc.*	83,498

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 1.98%
880	Inphi Corp.*	$52,985
3,511	Lattice Semiconductor Corp.*	67,903
4,644	MaxLinear, Inc.*	102,075
6,062	Photronics, Inc.*	58,377
787	Teradyne, Inc.	43,859
		325,199
	Software – 11.31%
7,688	ACI Worldwide, Inc.*	258,009
3,443	Agilysys, Inc.	84,457
685	Alarm.com Holdings, Inc.*	34,188
1,688	AppFolio, Inc. – Class A*	162,976
892	Aspen Technology, Inc.*	117,628
1,094	Bottomline Technologies (DE), Inc.*	46,046
4,593	Cadence Design Systems, Inc.*	339,469
1,647	Fortinet, Inc.*	132,271
3,420	Manhattan Associates, Inc.*	290,666
532	Paycom Software, Inc.*	128,079
826	Paylocity Holding Corp.*	84,326
1,661	PTC, Inc.*	112,583
1,521	Teradata Corp.*	55,699
257	Verint Systems, Inc.*	14,873
		1,861,270
	Specialty Retail – 2.81%
408	Aaron’s, Inc.	25,725
1,242	American Eagle Outfitters, Inc.	21,971
624	Burlington Stores, Inc.*	112,788
1,208	Cato Corp. – Class A	17,359
2,802	Haverty Furniture Companies, Inc.	50,744
8,005	Rent-A-Center, Inc.*	216,375
107	Winmark Corp.	18,084
		463,046
	Technology Hardware, Storage & Peripherals – 0.28%
1,422	Xerox Corp.	45,646

	Textiles, Apparel & Luxury Goods – 1.97%
1,353	Columbia Sportswear Co.	143,391
1,160	Deckers Outdoor Corp.*	181,285
		324,676
	Trading Companies & Distributors – 0.23%
1,816	BMC Stock Holdings, Inc.*	38,408

	Wireless Telecommunication Services – 1.02%
3,755	Telephone & Data Systems, Inc.	121,437
967	United States Cellular Corp.*	46,309
		167,746
	Total Common Stocks (Cost $15,049,884)	16,048,868

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2019

Shares		Value
	REITs – 1.54%
	Equity Real Estate Investment Trusts – 1.44%
2,508	CareTrust REIT, Inc.	$58,261
366	Equity LifeStyle Properties, Inc.	45,475
3,028	Medical Properties Trust, Inc.	52,990
455	PS Business Parks, Inc.	79,625
		236,351
	Mortgage Real Estate Investment Trusts – 0.10%
1,058	Ares Commercial Real Estate Corp.	16,050
	Total REITs (Cost $258,263)	252,401
	Total Investments in Securities (Cost $15,308,147) – 99.09%	16,301,269
	Other Assets in Excess of Liabilities – 0.91%	149,953
	Net Assets – 100.00%	$16,451,222

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at July 31, 2019

	O’Shaughnessy	O’Shaughnessy	O’Shaughnessy
	Market Leaders	Small Cap	Small/Mid Cap
	Value Fund	Value Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $198,258,102, $18,945,195	$206,452,125	$18,548,358	$16,301,269
and $15,308,147, respectively)
Cash	1,340,173	96,283	182,495
Receivables:
Securities sold	7,433,255	—	—
Fund shares issued	407,166	15,990	87
Dividends	90,384	16,113	2,319
Dividend tax reclaim	23,874	429	—
Other receivables	2,210	—	—
Due from Advisor (Note 4)	—	162	—
Prepaid expenses	18,036	11,448	14,491
Total assets	215,767,223	18,688,783	16,500,661
LIABILITIES
Payables:
Securities purchased	7,755,945	—	—
Fund shares redeemed	159,276	9,030	—
Administration fees	19,197	5,985	6,066
Audit fees	21,000	21,000	21,000
Transfer agent fees and expenses	24,614	4,506	4,270
Due to Advisor (Note 4)	91,091	—	4,383
Custody fees	6,267	1,630	2,637
Legal fees	2,428	322	973
Fund accounting fees	18,358	5,791	6,162
Chief Compliance Officer fee	5,081	1,749	1,749
Trustee fees and expenses	619	658	641
Shareholder reporting	4,867	315	1,282
Accrued other expenses	3,186	—	276
Total liabilities	8,111,929	50,986	49,439
NET ASSETS	$207,655,294	$18,637,797	$16,451,222

CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$207,655,294	$18,637,797	$16,451,222
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	15,226,783	1,585,122	1,182,864
Net asset value, offering and
redemption price per share	$13.64	$11.76	$13.91

COMPONENTS OF NET ASSETS
Paid-in capital	$223,470,829	$20,817,390	$16,075,925
Total distributable earnings	(15,815,535)	(2,179,593)	375,297
Net assets	$207,655,294	$18,637,797	$16,451,222

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Year Ended July 31, 2019

	O’Shaughnessy	O’Shaughnessy	O’Shaughnessy
	Market Leaders	Small Cap	Small/Mid Cap
	Value Fund	Value Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $1,939, $21 and $0, respectively)	$3,950,852	$360,356	$154,050
Total income	3,950,852	360,356	154,050
Expenses
Advisory fees (Note 4)	710,686	157,189	94,319
Transfer agent fees and expenses (Note 4)	91,155	27,301	24,738
Administration fees (Note 4)	34,969	35,695	36,411
Fund accounting fees (Note 4)	32,482	34,727	36,782
Audit fees	21,600	21,600	21,600
Registration fees	20,427	14,641	8,456
Custody fees (Note 4)	17,283	13,827	13,006
Trustee fees and expenses	16,891	15,216	15,158
Reports to shareholders	16,405	1,870	3,026
Miscellaneous expense	9,680	8,717	7,610
Chief Compliance Officer fee (Note 4)	9,665	9,665	9,665
Legal fees	6,987	7,168	7,060
Insurance expense	1,611	478	1,762
Total expenses	989,841	348,094	279,593
Advisory fee waiver and
expense reimbursement (Note 4)	—	(157,531)	(92,527)
Net expenses	989,841	190,563	187,066
Net investment income/(loss)	2,961,011	169,793	(33,016)
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain/(loss) on investments	(3,407,790)	(1,869,327)	151,759
Net change in unrealized appreciation/(depreciation)
on investments	179,074	(1,660,381)	(1,134,359)
Net realized and unrealized loss on investments	(3,228,716)	(3,529,708)	(982,600)
Net decrease in net assets
resulting from operations	$(267,705)	$(3,359,915)	$(1,015,616)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,961,011	$1,329,267
Net realized gain/(loss) on investments	(3,407,790)	7,313,426
Net change in unrealized appreciation on investments	179,074	2,077,259
Net increase/(decrease) in net assets
resulting from operations	(267,705)	10,719,952

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(10,856,602)	(2,475,130)
Total distributions to shareholders	(10,856,602)	(2,475,130	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	78,731,618	74,967,760
Total increase in net assets	67,607,311	83,212,582

NET ASSETS
Beginning of year	140,047,983	56,835,401
End of year	$207,655,294	$140,047,983	**

(a) A summary of share transactions is as follows:

Class I Shares
Proceeds from shares issued in reorganization (Note 10)	$11,769,240	$—
Net proceeds from shares sold	115,308,909	86,019,073
Distributions reinvested	9,266,959	1,754,095
Payment for shares redeemed	(57,613,490)+	(12,805,408	)+
Net increase in net assets from capital share transactions	$78,731,618	$74,967,760
+ Net of redemption fees of	$30,095	$13,514

Class I Shares
Shares issued in connection with reorganization (Note 10)	854,081	—
Shares sold	8,609,600	5,961,235
Shares issued on reinvestment of distributions	765,864	124,847
Shares redeemed	(4,478,686)	(897,068)
Net increase in shares outstanding	5,750,859	5,189,014

*	Includes net investment income distributions of $849,782 and net realized gain distributions of $1,625,348.
**	Includes accumulated net investment income of $703,754.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$169,793	$124,286
Net realized gain/(loss) on investments	(1,869,327)	849,116
Net change in unrealized
appreciation/(depreciation) on investments	(1,660,381)	568,862
Net increase/(decrease) in net assets
resulting from operations	(3,359,915)	1,542,264

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(717,120)	(474,161)
Total distributions to shareholders	(717,120)	(474,161	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	4,382,519	10,002,875
Total increase in net assets	305,484	11,070,978

NET ASSETS
Beginning of year	18,332,313	7,261,335
End of year	$18,637,797	$18,332,313	**

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$10,200,995	$10,302,805
Distributions reinvested	533,855	410,973
Payment for shares redeemed	(6,352,331)+	(710,903	)+
Net increase in net assets from capital share transactions	$4,382,519	$10,002,875
+ Net of redemption fees of	$10,717	$1,112

Class I Shares
Shares sold	803,980	743,928
Shares issued on reinvestment of distributions	45,396	30,854
Shares redeemed	(534,650)	(51,884)
Net increase in shares outstanding	314,726	722,898

*	Includes net investment income distributions of $67,293 and net realized gain distributions of $406,868.
**	Includes accumulated net investment income of $70,160.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(33,016)	$(52,168)
Net realized gain on investments	151,759	2,533,298
Net change in unrealized
appreciation/(depreciation) on investments	(1,134,359)	298,481
Net increase/(decrease) in net assets
resulting from operations	(1,015,616)	2,779,611

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,478,023)	(1,301,893)
Total distributions to shareholders	(2,478,023)	(1,301,893)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	2,729,952	1,069,261
Total increase/(decrease) in net assets	(763,687)	2,546,979

NET ASSETS
Beginning of year	17,214,909	14,667,930
End of year	$16,451,222	$17,214,909 **

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$4,935,137	$1,899,867
Distributions reinvested	1,390,763	741,243
Payment for shares redeemed	(3,595,948)+	(1,571,849)
Net increase in net assets from capital share transactions	$2,729,952	$1,069,261
+ Net of redemption fees of	$138	$—

Class I Shares
Shares sold	367,410	114,560
Shares issued on reinvestment of distributions	110,995	47,853
Shares redeemed	(278,409)	(94,736)
Net increase in shares outstanding	199,996	67,677

*	Includes net investment income distributions of $38,646 and net realized gain distributions of $1,263,247.
**	Includes accumulated net investment loss of $(32,393).

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
				February 26, 2016*
	Year Ended	Year Ended	Year Ended	to
	July 31, 2019	July 31, 2018	July 31, 2017	July 31, 2016
Net asset value, beginning of period	$14.78	$13.26	$10.87	$10.00

Income from investment operations:
Net investment income†	0.24	0.22	0.22	0.08
Net realized and unrealized
gain/(loss) on investments	(0.49)	1.82	2.29	0.79
Total from investment operations	(0.25)	2.04	2.51	0.87

Less distributions:
From net investment income	(0.12)	(0.18)	(0.12)	—
From net realized
gain on investments	(0.77)	(0.34)	—	—
Total distributions	(0.89)	(0.52)	(0.12)	—

Redemption fees retained†^	0.00	0.00	0.00	0.00

Net asset value, end of period	$13.64	$14.78	$13.26	$10.87

Total return	-0.90%	15.58%	23.25%	8.70	%++

Ratios/supplemental data:
Net assets, end of
period (thousands)	$207,655	$140,048	$56,835	$15,284

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.59%	0.74%	1.20%	2.98	%+
After fee waiver and
expense reimbursement	0.59%	0.65%	0.65%	0.65	%+

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	1.76%	1.46%	1.23%	(0.63	)%+
After fee waiver and
expense reimbursement	1.76%	1.55%	1.78%	1.70	%+

Portfolio turnover rate	53.98%	50.95%	63.30%	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
				February 26, 2016*
	Year Ended	Year Ended	Year Ended	to
	July 31, 2019	July 31, 2018	July 31, 2017	July 31, 2016
Net asset value, beginning of period	$14.43	$13.26	$10.90	$10.00

Income from investment operations:
Net investment income†	0.11	0.15	0.20	0.05
Net realized and unrealized
gain/(loss) on investments	(2.32)	1.74	2.31	0.84
Total from investment operations	(2.21)	1.89	2.51	0.89

Less distributions:
From net investment income	(0.06)	(0.10)	(0.15)	—
From net realized
gain on investments	(0.41)	(0.62)	—	—
Total distributions	(0.47)	(0.72)	(0.15)	—

Redemption fees retained	0.01 †	0.00 †^	0.00 †^	0.01	†

Net asset value, end of period	$11.76	$14.43	$13.26	$10.90

Total return	-15.23%	14.70%	23.04%	9.00	%++

Ratios/supplemental data:
Net assets, end of
period (thousands)	$18,638	$18,332	$7,261	$2,628

Ratio of expenses to average net assets:
Before expense reimbursement	1.81%	2.53%	4.80%	10.64	%+
After expense reimbursement	0.99%	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	0.06%	(0.43)%	(2.21)%	(8.57	)%+
After expense reimbursement	0.88%	1.11%	1.60%	1.08	%+

Portfolio turnover rate	75.32%	67.10%	77.61%	19.10	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the year

Class I Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$17.51	$16.03	$13.96	$14.79	$15.54

Income from investment operations:
Net investment income/(loss)†	(0.03)	(0.05)	0.04	0.05	0.09
Net realized and unrealized
gain/(loss) on investments	(1.03)	2.99	2.07	0.05	1.11
Total from investment operations	(1.06)	2.94	2.11	0.10	1.20

Less distributions:
From net investment income	—	(0.04)	(0.04)	(0.05)	—
From net realized gain on investments	(2.54)	(1.42)	—	(0.88)	(1.95)
Total distributions	(2.54)	(1.46)	(0.04)	(0.93)	(1.95)

Redemption fees retained	0.00 †^	—	0.00 †^	0.00 †^	0.00 †^

Net asset value, end of year	$13.91	$17.51	$16.03	$13.96	$14.79

Total return	-4.44%	19.51%	15.17%	0.87%	8.54%

Ratios/supplemental data:
Net assets, end of year (thousands)	$16,451	$17,215	$14,668	$14,303	$17,930

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.78%	1.83%	1.84%	1.83%	1.95%#
After fee waiver and
expense reimbursement	1.19%	1.19%	1.19%	1.19%	1.19%#

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	(0.80)%	(0.97)%	(0.38)%	(0.30)%	(0.15)%
After fee waiver and
expense reimbursement	(0.21)%	(0.33)%	0.27%	0.34%	0.61%

Portfolio turnover rate	108.97%	84.81%	99.34%	90.41%	83.71%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at July 31, 2019

NOTE 1 – ORGANIZATION

The O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Small/Mid Cap Growth Fund, which is a diversified fund, began operations on August 16, 2010. The Market Leaders Value Fund and Small Cap Value Fund, which are each diversified funds, began operations on February 26, 2016. The investment objectives of the Market Leaders Value, Small Cap Value and Small/Mid Cap Growth Funds are to seek long-term capital appreciation.

The Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund currently offer only Class I shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

For the year ended July 31, 2019, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Paid-in Capital	Total Distributable Earnings
Market Leaders Value Fund	$19,272,359	$(19,272,359)
Small Cap Value Fund	17,228	(17,228)
Small/Mid Cap Growth Fund	(107,202)	107,202

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

For the year ended July 31, 2019, the Funds retained redemption fees as follows:

Class I
Market Leaders Value Fund	$30,095
Small Cap Value Fund	10,717
Small/Mid Cap Growth Fund	138

G.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of July 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Refer to Note 11 for more information about subsequent events.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

NOTE 3 – SECURITIES VALUATION (Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2019:

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,114,519	$—	$—	$1,114,519
Consumer Discretionary	25,500,404	—	—	25,500,404
Consumer Staples	9,247,463	—	—	9,247,463
Energy	12,048,908	—	—	12,048,908
Financials	66,937,645	—	—	66,937,645
Health Care	17,377,272	—	—	17,377,272
Industrials	29,243,759	—	—	29,243,759
Information Technology	39,570,077	—	—	39,570,077
Materials	2,883,898	—	—	2,883,898
Total Common Stocks	203,923,945	—	—	203,923,945
REITs	2,528,180	—	—	2,528,180
Total Investments in Securities	$206,452,125	$—	$—	$206,452,125

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$404,439	$—	$—	$404,439
Consumer Discretionary	2,861,258	—	—	2,861,258
Consumer Staples	970,814	—	—	970,814
Energy	1,388,938	—	—	1,388,938
Financials	4,908,843	—	—	4,908,843
Health Care	424,623	—	—	424,623
Industrials	2,951,176	—	—	2,951,176
Information Technology	1,993,266	—	—	1,993,266
Materials	1,403,100	—	—	1,403,100
Real Estate	357,071	—	—	357,071
Total Common Stocks	17,663,528	—	—	17,663,528
REITs	884,830	—	—	884,830
Total Investments in Securities	$18,548,358	$—	$—	$18,548,358

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

NOTE 3 – SECURITIES VALUATION (Continued)

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$677,696	$—	$—	$677,696
Consumer Discretionary	2,266,507	—	—	2,266,507
Consumer Staples	518,859	—	—	518,859
Energy	243,766	—	—	243,766
Financials	1,078,465	—	—	1,078,465
Health Care	3,066,572	—	—	3,066,572
Industrials	3,133,616	—	—	3,133,616
Information Technology	4,220,656	—	—	4,220,656
Materials	759,233	—	—	759,233
Real Estate	83,498	—	—	83,498
Total Common Stocks	16,048,868	—	—	16,048,868
REITs	252,401	—	—	252,401
Total Investments in Securities	$16,301,269	$—	$—	$16,301,269

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at July 31, 2019, the end of the reporting period. During the year ended July 31, 2019, the Funds recognized no transfers between levels.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  For the Market Leaders Value Fund, the fees are calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million.  For the Small Cap Value Fund, effective November 28, 2018, the fees are calculated at an annual rate of 0.80% (previously 0.85%) of average daily net assets for the first $25 million of assets, 0.75% of the Fund’s average daily net assets for the next $75 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $100 million.  For the Small/Mid Cap Growth Fund, the fees are calculated at an annual rate of 0.60%, based upon the average daily net assets of the Fund.  For the year ended July 31, 2019, the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund incurred $710,686, $157,189 and $94,319 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Market Leaders Value Fund, the Small Cap Value Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Class I
Market Leaders Value Fund	0.65%
Small Cap Value Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

Effective November 28, 2018, the Market Leaders Value Fund and the Small Cap Value Fund discontinued their temporary expense limitation agreements, therefore, any fees waived beginning November 28, 2018 will be subject to recapture. The Advisor is not able to recoup fees waived prior to November 28, 2018 of $55,557 for the Small Cap Value Fund.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended July 31, 2019, the Advisor reduced its fees and/or made expense payments in the amount of $157,531 and $92,527 for the Small Cap Value Fund and the Small/Mid Cap Growth Fund, respectively.

Cumulative expenses subject to recapture and the date of expiration are as follows:

	7/31/20	8/1/20-7/31/21	8/1/21-7/31/22	Total
Small Cap Value Fund	$—	$—	$101,974	$101,974
Small/Mid Cap Growth Fund	96,308	99,587	92,527	288,422

Fund Services serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended July 31, 2019 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator. Fees paid by the Funds to U.S. Bank N.A. for custody services for the year ended July 31, 2019 are disclosed in the Statements of Operations.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended July 31, 2019, the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund did not accrue shareholder servicing fees.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Market Leaders Value Fund	$161,643,266	$89,936,466
Small Cap Value Fund	18,166,780	14,349,174
Small/Mid Cap Growth Fund	17,377,813	17,051,021

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

NOTE 7 – LINES OF CREDIT

The Market Leaders Value Fund has a line of credit in the amount of $5,000,000. The Small Cap Value Fund and Small/Mid Cap Growth Fund each have lines of credit in the amount of $1,000,000. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended July 31, 2019, the Funds did not draw upon their lines of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2019 and the year ended July 31, 2018 was as follows:

Market Leaders Value Fund

	July 31, 2019	July 31, 2018
Ordinary income	$2,386,097	$1,030,609
Long-term capital gains	8,470,505	1,444,521

Small Cap Value Fund
	July 31, 2019	July 31, 2018
Ordinary income	$97,740	$67,293
Long-term capital gains	619,380	406,868

Small/Mid Cap Growth Fund
	July 31, 2019	July 31, 2018
Ordinary income	$—	$38,646
Long-term capital gains	2,478,023	1,263,247

As of July 31, 2019, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Market Leaders	Small Cap	Small/Mid Cap
	Value Fund	Value Fund	Growth Fund
Cost of investments (a)	$198,276,684	$18,954,517	$15,308,916
Gross tax unrealized appreciation	16,094,081	1,426,781	1,862,824
Gross tax unrealized depreciation	(7,918,640)	(1,832,955)	(870,471)
Net tax unrealized appreciation/(depreciation) (a)	8,175,441	(406,174)	992,353
Undistributed ordinary income	2,063,622	126,898	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	2,063,622	126,898	—
Other accumulated gains/(losses)	(26,054,598)	(1,900,317)	(617,056)
Total accumulated earnings/(losses)	$(15,815,535)	$(2,179,593)	$375,297

(a)	The differences between the book basis and tax basis net unrealized appreciation/(depreciation) and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2019, the Market Leaders Value Fund had short-term and long-term capital loss carryforwards of $18,134,076 and $828,650, respectively.  The Market Leaders Value Fund’s acquired losses are subject to an annual Section 382 limit of $246,042 in 2020, $144,951 in 2021, and $80,485 thereafter.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

At July 31, 2019, the Funds deferred, on a tax basis, post-October losses:

	Post-October	Late Year Ordinary
	Capital Loss	Loss Deferral
Market Leaders Value Fund	$7,091,872	$—
Small Cap Value Fund	1,900,317	—
Small/Mid Cap Growth Fund	597,330	19,726

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Depositary Receipt Risk. A Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2019

NOTE 10 – FUND REORGANIZATION

On May 29, 2019, the Board of Trustees of Advisors Series Trust approved a plan of reorganization (the “Reorganization”) whereby the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) and the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), would merge into the Market Leaders Value Fund.  The reorganization was effective as of the close of business on July 26, 2019.

The reorganization was accomplished by a tax-free exchange of 818,505 shares of the All Cap Core Fund and 353,162 shares of the Enhanced Dividend Fund for 854,081 shares of the Market Leaders Value Fund. At the close of business on July 26, 2019, the net assets of the All Cap Core Fund were $7,921,365 and the net assets of the Enhanced Dividend Fund were $3,850,951. At the close of business on July 26, 2019 the net assets of the Market Leaders Value Fund were $197,690,293. After the reorganization, the net assets of the Market Leaders Value Fund were $209,462,610.

The total net assets of the All Cap Core Fund of $7,921,365 included $(1,335,014) of accumulated realized losses and $321,064 of unrealized appreciation. The total net assets of the Enhanced Dividend Fund of $3,850,951 included $(18,731,616) of accumulated realized losses and $110,834 of unrealized appreciation. Assuming the reorganization had been completed on August 1, 2018, the beginning of the annual reporting period for the O’Shaughnessy Funds, the pro forma results of operations for the year ended July 31, 2019, would have been as follows:

Market Leaders
Value Fund
Net investment income	$3,276,784
Net realized loss on investments	(3,474,205)
Change in unrealized appreciation on investments	(1,602,244)
Net decrease in net assets resulting from operations	$(1,799,665)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization, it is not practicable to separate the amounts of revenue and earnings for the All Cap Core Fund and the Enhanced Dividend Fund that have been included in the Market Leaders Value Fund’s statement of operations since July 26, 2019.

NOTE 11 – SUBSEQUENT EVENTS

The Vice President and Secretary of the Trust resigned on September 12, 2019. Effective September 13, 2019, the Board appointed Elaine Richards, Senior Vice President, U.S. Bank Global Fund Services, as the new Vice President and Secretary of the Trust.

Effective September 13, 2019, the O’Shaughnessy Market Leaders Value Fund, the O’Shaughnessy Small Cap Value Fund and the O’Shaughnessy Small/Mid Cap Growth Fund will no longer charge a redemption fee on Class I shares redeemed within 90 calendar days of purchase.

O’Shaughnessy Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Advisors Series Trust and
Shareholders of
O’Shaughnessy Mutual Funds

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund, each a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and with respect to the O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Cap Value Fund the financial highlights for each of the three years in the period then ended and for the period February 26, 2016 (commencement of operations) to July 31, 2016, and with respect to the O’Shaughnessy Small/Mid Cap Growth Fund the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2019, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 30, 2019

O’Shaughnessy Mutual Funds

Notice to Shareholders
at July 31, 2019 (Unaudited)

For the year ended July 31, 2019, the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund designated $2,386,097, $97,740 and $0, respectively, as ordinary income for purposes of the dividends paid deduction.  For the year ended July 31, 2019, the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund designated $8,470,505, $619,380 and $2,478,023 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended July 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 94.22%, 100.00% and 0.00% for the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2019 was 94.22%, 100.00% and 0.00% for the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2019 was 29.99%, 0.00% and 0.00% for the Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)
Independent Trustees(1)

Gail S. Duree (age 73)	Trustee	Indefinite	Director, Alpha Gamma Delta	3	Trustee,
615 E. Michigan Street		term; since	Housing Corporation (collegiate		Advisors Series
Milwaukee, WI 53202		March 2014.	housing management) (2012 to		Trust (for series
			2019); Trustee and Chair (2000 to		not affiliated with
			2012), New Covenant Mutual Funds		the Funds);
			(1999 to 2012); Director and Board		Independent
			Member, Alpha Gamma Delta		Trustee from
			Foundation (philanthropic		1999 to 2012,
			organization) (2005 to 2011).		New Covenant
Mutual Funds
(an open-end
investment
company with
4 portfolios).

David G. Mertens (age 59)	Trustee	Indefinite	Partner and Head of Business	3	Trustee,
615 E. Michigan Street		term*; since	Development (February 2019 to		Advisors Series
Milwaukee, WI 53202		March 2017.	present) Ballast Equity Management,		Trust (for series
			LLC (a privately-held investment		not affiliated with
			advisory firm); Managing Director		the Funds).
and Vice President, Jensen
Investment Management, Inc.
(a privately-held investment advisory
firm) (2002 to 2017).

George J. Rebhan (age 85)	Chairman	Indefinite	Retired; formerly President, Hotchkis	3	Trustee,
615 E. Michigan Street	of the	term; since	and Wiley Funds (mutual funds)		Advisors Series
Milwaukee, WI 53202	Board and	May 2002.	(1985 to 1993).		Trust (for series
	Trustee				not affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

Joe D. Redwine (age 72)	Trustee	Indefinite	Retired; formerly Manager,	3	Trustee,
615 E. Michigan Street		term; since	President, CEO, U.S. Bancorp		Advisors Series
Milwaukee, WI 53202		September 2008.	Fund Services, LLC, and its		Trust (for series
			predecessors, (May 1991 to July 2017).		not affiliated with
the Funds).

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)
Raymond B. Woolson (age 60)	Trustee	Indefinite	President, Apogee Group, Inc.	3	Trustee,
615 E. Michigan Street		term*; since	(financial consulting firm)		Advisors Series
Milwaukee, WI 53202		January 2016.	(1998 to present).		Trust (for series
not affiliated with
the Funds);
Independent
Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
16 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Officers

Jeffrey T. Rauman (age 50)	President,	Indefinite	Senior Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	Chief	term; since	Fund Services, LLC (February 1996 to present).
Milwaukee, WI 53202	Executive	December 2018.
Officer and
Principal
Executive
Officer

Cheryl L. King (age 57)	Vice	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp Fund
615 E. Michigan Street	President,	term; since	Services, LLC (October 1998 to present).
Milwaukee, WI 53202	Treasurer	December 2007.
and
Principal
Financial
Officer

Kevin J. Hayden (age 48)	Assistant	Indefinite	Assistant Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	Treasurer	term; since	Fund Services, LLC (June 2005 to present).
Milwaukee, WI 53202		September 2013.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Richard R. Conner (age 37)	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
615 E. Michigan Street	Treasurer	term; since	U.S. Bancorp Fund Services, LLC (July 2010 to present).
Milwaukee, WI 53202		December 2018.

Michael L. Ceccato (age 61)	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC and Vice
615 E. Michigan Street	President,	term; since	President, U.S. Bank N.A. (February 2008 to present).
Milwaukee, WI 53202	Chief	September 2009.
Compliance
Officer and
AML Officer

Emily R. Enslow, Esq. (age 32)	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present).
615 E. Michigan Street	President	term; since
Milwaukee, WI 53202	and	December 2017.
Secretary

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of July 31, 2019, the Trust was comprised of 39 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-291-7827.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2019	FYE 7/31/2018
Audit Fees	$52,200	$87,500
Audit-Related Fees	N/A	N/A
Tax Fees	$10,800	$18,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2019	FYE 7/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2019	FYE 7/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  10/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  10/8/19

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  10/9/19

* Print the name and title of each signing officer under his or her signature.